Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Prepaid expenses and other current assets	¥ 61,902	¥ 62,358
Other assets	103,539	121,934
Other current liabilities	(3,621)	(2,662)
Other noncurrent liabilities	(63,129)	(44,712)
Net deferred tax assets	¥ 98,691	¥ 136,918